Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2022
Investments accounted for using equity method [abstract]
Investments Accounted for Using the Equity Method	Investments Accounted for Using the Equity Method
Financial information for associates accounted for using the equity method is as follows: These amounts are based on the ownership interests of Takeda.

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Net profit (loss) for the year	¥(23,987)	¥76	¥(15,367)
Other comprehensive income (loss)	(181)	(299)	(497)
Total comprehensive income (loss) for the year	¥(24,168)	¥(223)	¥(15,863)
The carrying amount of the investments in associates accounted for using the equity method is as follows:

	JPY (millions) As of March 31
	2021	2022
Carrying amount of investments accounted for using the equity method	¥112,468	¥96,579